NOTES PAYABLE (Narrative) (Details) - 6 months ended Sep. 30, 2015	USD ($) d yr $ / mo shares	CAD d yr $ / mo shares
Notes Payable 1	$ 250,000
Notes Payable 2 | shares	1,000,000	1,000,000
Notes Payable 3	$ 250,000
Notes Payable 4	15.00%	15.00%
Notes Payable 5	110.00%	110.00%
Notes Payable 6 | d	30	30
Notes Payable 7 | CAD		CAD 10,000
Notes Payable 8	$ 79,000
Notes Payable 9 | yr	1	1
Notes Payable 10	$ 52,667
Notes Payable 11	26,333
Notes Payable 12	$ 240,000
Notes Payable 13 | shares	1,000,000	1,000,000
Notes Payable 14	$ 200,000
Notes Payable 15 | $ / mo	20,000	20,000